Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO named executive officers(3) ($)	Average compensation actually paid to non-PEO named executive officers(4) ($)	Value of initial fixed $100 investment based on Total Shareholder Return (“TSR”)(5) ($)	Net Income ($)	Adjusted EBITDA(7) ($)
2025	481,587	135,515	331,411	123,239	186.89	(1,872,895)	469,694
2024	695,003	1,110,123	505,172	684,531	181.88	(546,215)	2,382,357
2023	362,225	382,692	240,560	249,080	66.93	519,266	2,744,649

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts shown in this column are the amounts of total compensation reported for Mr. DeSocio (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

PEO Total Compensation Amount	[1]	$ 481,587	$ 695,003	$ 362,225
PEO Actually Paid Compensation Amount	[2]	$ 135,515	1,110,123	382,692
Adjustment To PEO Compensation, Footnote [Text Block]
PEO
Year	Reported Summary Compensation Table Total ($)	Reported value of equity awards(a) ($)	Equity award adjustments(b) ($)	Compensation actually paid ($)
2025	481,587	121,200	(224,872)	135,515
2024	695,003	264,900	680,020	1,110,123
2023	362,225	0	20,467	382,692

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

PEO
Year	Year-end fair value of equity awards granted and unvested in the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Total equity awards adjustments ($)
2025	53,203	(57,700)	(220,374)	(224,872)
2024	275,000	180,094	224,927	680,020
2023	0	13,259	7,208	20,467

Non-PEO NEO Average Total Compensation Amount	[3]	$ 331,411	505,172	240,560
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 123,239	684,531	249,080
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs
Year	Reported Summary Compensation Table ($)	Reported value of equity awards(a) ($)	Equity award adjustments(b) ($)	Compensation actually paid ($)
2025	331,411	90,900	(117,272)	123,239
2024	505,172	220,750	400,109	684,531
2023	240,560	0	8,520	249,080

Non-PEO NEOs
Year	Average year end fair value of equity awards granted and unvested in the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Total equity awards adjustments ($)
2025	39,900	(48,087)	(109,085)	(117,272)
2024	229,171	67,536	103,402	400,109
2023	0	5,464	3,056	8,520

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The following graph illustrates the relationship during 2023-2025 of the CAP for our CEO and other NEOs as calculated pursuant to SEC rules to our TSR.
Compensation Actually Paid vs. Net Income [Text Block]		The following graph illustrates the relationship during 2023-2025 of the CAP for our CEO and other NEOs as calculated pursuant to SEC rules to our net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The following graph illustrates the relationship during 2023-2025 of the CAP for our CEO and other NEOs as calculated pursuant to SEC rules to our Adjusted EBITDA.
Total Shareholder Return Amount	[5]	$ 186.89	181.88	66.93
Net Income (Loss) Attributable to Parent		$ (1,872,895)	$ (546,215)	$ 519,266
Company Selected Measure Amount	[6]	469,694,000	2,382,357,000	2,744,649,000
PEO Name		Mr. DeSocio	Mr. DeSocio	Mr. DeSocio
Additional 402(v) Disclosure [Text Block]

(2)	The dollar amounts reported in this column represent the amount of CAP to Mr. DeSocio, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. DeSocio during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. DeSocio’s total compensation for each year to determine the CAP:

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 121,200	$ 264,900	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(224,872)	680,020	20,467
PEO [Member] | Year-end Fair Value of Equity Awards Granted and Unvested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		53,203	275,000	0
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(57,700)	180,094	13,259
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(220,374)	224,927	7,208
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(224,872)	680,020	20,467
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	90,900	220,750	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(117,272)	400,109	8,520
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(117,272)	400,109	8,520
Non-PEO NEO [Member] | Average Year end Fair Value of Equity Awards Granted and Unvested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,900	229,171	0
Non-PEO NEO [Member] | Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(48,087)	67,536	5,464
Non-PEO NEO [Member] | Average Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (109,085)	$ 103,402	$ 3,056

[1]	The dollar amounts shown in this column are the amounts of total compensation reported for Mr. DeSocio (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.
[2]	The dollar amounts reported in this column represent the amount of CAP to Mr. DeSocio, as computed in accordance with Item 402(v) of Regulation
[3]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. DeSocio) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. DeSocio) included for purposes of calculating the average amounts in each of 2025 and 2024 are Joseph D. Spain and Matthew L. Chretien.
[4]	The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (identified in Footnote 3), as computed in accordance with Item 402(v) of Regulation
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year. See Appendix C for a reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2025 and 2024.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:
[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows: